DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following amounts related to AMES U.S., Canada, Australia and U.K. (the “AMES discontinued operations”) have been segregated from Griffon's continuing operations and are reported as a discontinued operation on the Company's Consolidated Statement of Operations:

	For the Year Ended September 30,
	2025	2024	2023
Revenue	$724,542	$767,535	$813,955
Cost of goods and services	514,637	620,000	745,851
Gross profit	209,905	147,535	68,104
Selling, general and administrative expenses	177,493	185,476	195,937
Goodwill and intangible asset impairments	—	—	29,200
Total operating expenses	177,493	185,476	225,137
Income (loss) from operations	32,412	(37,941)	(157,033)
Other income (expense):
Interest (expense) income, net	1,231	1,781	(511)
Gain on sale of real estate	8,279	(61)	1,802
Other, net	2,205	778	1,098
Total other income (expense)	11,715	2,498	2,389
Income (loss) from discontinued operations before taxes	44,127	(35,443)	$(154,644)
Provision for (benefit from) income taxes	13,264	256	(42,880)
Income (loss) from discontinued operations	$30,863	$(35,699)	$(111,764)
A summary of the restructuring and other related charges included in COGS and SG&A expenses in the above table were as follows:

	For the Year Ended September 30,
	2024	2023
Cost of goods and services	$35,806	$82,028
Selling, general and administrative expenses	5,503	10,440
Total restructuring charges	$41,309	$92,468
The following amounts related to AMES U.S., Canada, Australia, and U.K. have been segregated from Griffon’s continuing operations, and are reported as assets and liabilities of discontinued operations in the Consolidated Balance Sheets:

	At September 30,	At September 30,
	2025	2024
CURRENT ASSETS
Cash and equivalents	$—	$—
Accounts receivable, net	93,850	113,558
Inventories	269,024	250,715
Prepaid and other current assets	12,282	9,145
PROPERTY, PLANT AND EQUIPMENT, net	103,187	118,573
OPERATING LEASE RIGHT-OF-USE ASSETS	114,788	128,090
GOODWILL	1,664	1,529
INTANGIBLE ASSETS, net	124,159	133,169
OTHER ASSETS	16,862	16,910
Total Assets of Discontinued Operations Held for Sale	$735,816	$771,689
CURRENT LIABILITIES
Notes payable and current portion of long-term debt	$70	$78
Accounts payable	79,822	48,453
Accrued liabilities	42,034	63,904
Current portion of operating lease liabilities	16,834	16,542
LONG-TERM DEBT, net	110	191
LONG-TERM OPERATING LEASE LIABILITIES	106,750	120,078
OTHER LIABILITIES	4,770	4,126
Total Liabilities of Discontinued Operations Held for Sale	$250,390	$253,372